Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill Disclosure [Abstract]
Goodwill
13.	GOODWILL

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the yea r	3,124,828	3,124,828
Additions	—	900,592

Balance at end of the year	3,124,828	4,025,420

Goodwill resulting from previous years’ business combinations has been allocated to the single reporting unit of the Company. For the years ended December 31, 2023, 2024 and 2025, the Company performed a qualitative assessment by evaluating relevant events and circumstances that would affect the Company’s single reporting unit and did not note any indicator that it is more likely than not that the fair value of the Company’s reporting unit is less than its carrying amount, and therefore the Company’s goodwill was not impaired.